FINANCIAL RESULTS, NET	12 Months Ended
Dec. 31, 2018
FINANCIAL RESULTS, NET
FINANCIAL RESULTS, NET

NOTE 24 – FINANCIAL RESULTS, NET

	Years ended December 31,
	2018	2017	2016
	Profit (loss)
Interests on debts (*)	(4,542)	(1,138)	(1,736)
Foreign currency exchange losses on debts (**)	(29,620)	780	1,086
Other financial expenses on debts	190	141	55
Total Debt financial expenses	(33,972)	(217)	(595)
Interests and gains on investments	1,898	353	409
Taxes and bank expenses	(1,646)	(745)	(733)
Other Foreign currency exchange gains (losses) (***)	1,402	(476)	(665)
Financial discounts on assets, debts and other	7	16	55
Gains (losses) on operations with notes and bonds	780	(43)	(11)
Interests on provisions	(604)	(78)	(77)
Financial expenses on pension benefits	(72)	—	—
RECPAM	13,403	1,907	5,547
Other	9	(4)	94
Total other financial results, net	15,177	930	4,619
Total financial results, net	(18,795)	713	4,024

(*)   Includes 7 corresponding to net income generated by NDF in the year ended December 31, 2018.

(**)  Includes 1,116 corresponding to net income generated by NDF in the year ended December 31, 2018.

(***) Includes (130) corresponding to net losses generated by NDF in the year ended December 31, 2018.